Subordinated Liabilities - Summary of Undated Subordinated Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subordinated liabilities [line items]
Undated subordinated liabilities	£ 584	£ 768
10.0625% Exchangeable Subordinated Capital Securities [member]
Disclosure of subordinated liabilities [line items]
Undated subordinated liabilities	£ 205	205
Call date	Any interest payment date
7.375% 20 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Undated subordinated liabilities	£ 17	198
Call date	2020
7.125% 30 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Undated subordinated liabilities	£ 362	£ 365
Call date	2030